Pensions and other post-employment benefits - Present value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Wholly funded
Net defined benefit
Present value of obligations	€ 17,782	€ 17,593
Partly funded
Net defined benefit
Present value of obligations	5,660	5,162
Unfunded
Net defined benefit
Present value of obligations	€ 1,221	€ 1,200